STOCK-BASED COMPENSATION (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated Share-based Compensation Expense	$ 4.4	$ 2.5	$ 11.5	$ 9.2	$ 13.3
Mark-to-market adjustments	0.4	5.2	(3.0)	(3.6)	4.2
Total expense	$ 4.8	$ 7.7	$ 8.5	$ 5.6	$ 17.5